RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Payments for Rent	$ 3,856
Accounts Receivable, after Allowance for Credit Loss	$ 1,653	$ 469,962
Minimum [Member]
Related Party Transaction [Line Items]
Interest rate	2.00%
Maximum [Member]
Related Party Transaction [Line Items]
Interest rate	3.00%
Langton [Member]
Related Party Transaction [Line Items]
Rental Income, Nonoperating	$ 127,115	241,327
Accounts Receivable, after Allowance for Credit Loss	$ 0	$ 286,272